Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts payable and accrued liabilities		$ 22,387	$ 17,449
Unaudited Interim [Member]
Accounts payable	$ 249,244	1,826
Accrued liabilities	56,127	124,072
Accounts payable and accrued liabilities	$ 305,371	$ 125,898